FINANCIAL STATEMENT SCHEDULE I (BALANCE SHEET) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 14,490,011	$ 7,068,483	$ 7,831,084	$ 6,679,024
Prepaid expenses and other current assets	12,235,141	12,835,869
Amount due from a related party	284,633	9,986,968
Total current assets	88,776,027	121,949,234
TOTAL ASSETS	660,851,404	710,131,219
Current liabilities:
Accrued expenses and other current liabilities	8,616,831	8,955,663
Amount due to a related party	46,396,527	$ 89,698,151
Income tax payable	940,732
Total current liabilities	275,393,602	$ 396,067,715
EQUITY
Ordinary shares ($0.0001 per value 500,000,000 shares authorized as of December 31, 2014 and 2015; 240,714,103 and 279,214,103 shares issued as of December 31, 2014 and 2015, respectively and 223,577,853 and 260,836,578 shares outstanding as of December 31, 2014 and 2015, respectively)	26,320	22,358
Additional paid in capital	236,358,070	203,125,494
Retained accumulated losses	(3,061,404)	(16,018,293)
Accumulated other comprehensive income	8,780,313	20,037,183
Treasury stock	(1,748,836)	(398,672)
Total shareholders' equity	240,354,463	206,768,070
TOTAL LIABILITIES AND EQUITY	$ 660,851,404	$ 710,131,219
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	279,214,103	225,864,103
Ordinary shares, shares outstanding	260,836,578	223,577,853
Parent Company [Member]
Current assets:
Cash and cash equivalents	$ 2,563,083	$ 4,493,150	$ 5,187,046	$ 5,669,834
Prepaid expenses and other current assets	$ 193,583	204,682
Amount due from a related party		5,110,085
Total current assets	$ 2,756,666	9,807,917
Investments in subsidiaries	238,112,877	197,571,399
TOTAL ASSETS	240,869,543	207,379,316
Current liabilities:
Accrued expenses and other current liabilities	$ 406,088	324,720
Amount due to a related party		$ 286,526
Income tax payable	$ 108,992
Total current liabilities	515,080	$ 611,246
EQUITY
Ordinary shares ($0.0001 per value 500,000,000 shares authorized as of December 31, 2014 and 2015; 240,714,103 and 279,214,103 shares issued as of December 31, 2014 and 2015, respectively and 223,577,853 and 260,836,578 shares outstanding as of December 31, 2014 and 2015, respectively)	26,320	22,358
Additional paid in capital	236,358,070	203,125,494
Retained accumulated losses	(3,061,404)	(16,018,293)
Accumulated other comprehensive income	8,780,313	20,037,183
Treasury stock	(1,748,836)	(398,672)
Total shareholders' equity	240,354,463	206,768,070
TOTAL LIABILITIES AND EQUITY	$ 240,869,543	$ 207,379,316
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	279,214,103	240,714,103
Ordinary shares, shares outstanding	260,836,578	223,577,853